RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - Other related parties - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Accounts receivable	$ 53		$ 53		$ 64
Accounts payable and other	93		93		$ 106
Construction services
Disclosure of transactions between related parties [line items]
Construction revenues	$ 122	$ 83	$ 224	$ 161